Consolidated Balance Sheets (USD $) In Thousands	May 31, 2011	May 31, 2010
Current Assets
Cash and cash equivalents	$ 435,011	$ 215,355
Trade accounts receivable (less allowances of $27,597 and $20,525, respectively)	712,863	633,910
Inventories	463,120	386,982
Deferred income taxes	17,764	19,788
Prepaid expenses and other current assets	239,212	194,126
Total current assets	1,867,970	1,450,161
Property, Plant and Equipment, at Cost	998,245	924,086
Allowance for depreciation and amortization	(608,218)	(541,559)
Property, plant and equipment, net	390,027	382,527
Other Assets
Goodwill	831,489	768,244
Other intangible assets, net of amortization	312,867	303,159
Deferred income taxes, non-current	0	0
Other	112,676	99,933
Total other assets	1,257,032	1,171,336
Total Assets	3,515,029	3,004,024
Current Liabilities
Accounts payable	358,790	299,596
Current portion of long-term debt	2,549	4,307
Accrued compensation and benefits	156,981	136,908
Accrued loss reserves	57,645	65,813
Other accrued liabilities	159,324	124,870
Total current liabilities	735,289	631,494
Long-Term Liabilities
Long-term debt, less current maturities	1,106,304	924,308
Other long-term liabilities	224,026	243,829
Deferred income taxes	62,042	43,152
Total long-term liabilities	1,392,372	1,211,289
Stockholders Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued	0	0
Common stock, par value $0.01; authorized 300,000 shares; issued 134,406 and outstanding 130,580 as of May 2011; issued 132,219 and outstanding 129,918 as of May 2010	1,306	1,299
Paid-in capital	735,245	724,089
Treasury stock, at cost	62,495	40,686
Accumulated other comprehensive income (loss)	6,073	(107,791)
Retained earnings	583,035	502,562
Total RPM International Inc. stockholders' equity	1,263,164	1,079,473
Noncontrolling interest	124,204	81,768
Total Equity	1,387,368	1,161,241
Total Liabilities and Stockholders Equity	$ 3,515,029	$ 3,004,024